Morgan Stanley Tax-Exempt Securities Trust
Letter to the Shareholders [] December 31, 2002



Dear Shareholder:

During the year ended December 31, 2002, U.S. economic growth was positive but disappointing. The pattern of the recovery was choppy and most economic indicators fluctuated between strength and weakness. Consumer spending remained the economy's best-performing sector. Mortgage refinancings and low-to no-cost auto loans helped keep Americans buying. At year end, however, consumer confidence began to wane as unemployment matched its eight-year high and the threat of war with Iraq rose. In early November, to improve growth prospects, the Federal Reserve lowered the federal funds rate from 1.75 to 1.25 percent. This marked the first change by the central bank in nearly one year.

The direction of the fixed-income markets generally followed the lead of the economy. When the economy gained strength in the first few months of 2002, a general consensus developed that the Fed would begin to tighten monetary policy and raise short-term interest rates. The bond market reacted to these concerns in March and yields rose. By late spring, however, the consensus had shifted to favoring bonds, as soft labor markets, slow capital-spending, corporate ethics scandals and geopolitical turmoil caused a flight to quality. Most importantly, in August, the Federal Reserve changed its monetary policy bias from neutral to one of easing. Bond market expectations of eventual rate hikes were scaled back and bonds rallied. A mid-October surge in the equity markets created a brief downdraft in bond prices. Renewed concerns about the economy and the growing prospect of war with Iraq again helped bond prices rally by year-end.


Municipal Market Conditions

The economic environment and unsettled equity markets drove municipal yields to levels last seen in the 1960s. During 2002, the yield on the 30-year insured municipal bond index ranged from a high of 5.43 percent in March, to a low of
4.74 percent in September. The index yield stood at 4.87 percent at the end of December 2002. Throughout the year, the municipal yield curve was at or near its steepest level in 25 years. The pickup along the yield curve for extending maturities from one to 30 years averaged 350 basis points.

The ratio of municipal yields as a percentage of U.S. Treasury yields is used to gauge the relative value of municipals. A declining yield ratio indicates that municipal yields have become richer. The ratio of 30-year insured municipal bond yields to 30-year Treasuries fell from 98 percent in December 2001 to 94 percent in March 2002. Municipal prices lagged the summer rally in Treasuries and the ratio moved above 100 percent. Yields on long-term municipals continued to exceed U.S. Treasuries in the fourth quarter of 2002. This anomaly indicated the attractiveness of municipals relative to Treasuries.


In 2002, long-term municipal volume increased 24 percent to a record $357 billion as state and local governments took advantage of lower interest rates to meet cash flow needs and refinance outstanding

Morgan Stanley Tax-Exempt Securities Trust
Letter to the Shareholders [] December 31, 2002 continued



debt. Refunding issues represented almost one-quarter of the total. Bond insurance credit enhancements had a 49 percent market share. In California, volume surged with the long awaited sale of $6.3 billion California Department of Water Resources bonds to reimburse the state for electric purchases made during the 2001 power crisis. This issuance, the largest issue in municipal market history, increased California's share of total volume to 14 percent. New York accounted for another 14 percent of issuance based on its restructuring of state agency debt.

                         [30-Year Bond Yields 1993-2002]

                                6.30    7.39    85.25
                        1993    6.00    6.92    86.71
                                5.65    6.67    84.71
                                5.35    6.02    88.90
                                5.40    6.34    85.17
                        1994    6.40    7.09    90.27
                                6.50    7.61    85.41
                                6.55    7.81    83.87
                                6.75    7.88    85.66
                        1995    6.15    7.43    82.77
                                6.10    6.62    92.15
                                5.95    6.48    91.82
                                5.35    5.94    90.07
                        1996    5.85    6.66    87.84
                                5.90    6.89    85.63
                                5.70    6.93    82.25
                                5.60    6.63    84.46
                        1997    5.90    7.10    83.10
                                5.60    6.78    82.60
                                5.40    6.40    84.38
                                5.15    5.92    86.99
                        1998    5.25    5.93    88.53
                                5.20    5.65    92.04
                                4.95    5.00    99.00
                                5.05    5.10    99.02
                        1999    5.15    5.63    91.47
                                5.47    5.96    91.78
                                5.83    6.05    96.36
                                5.97    6.48    92.13
                        2000    5.82    5.83    99.83
                                5.84    5.90    98.98
                                5.74    5.89    97.45
                                5.27    5.46    96.52
                        2001    5.26    5.44    96.69
                                5.35    5.76    92.88
                                5.20    5.42    95.94
                                5.36    5.47    97.99
                        2002    5.43    5.80    93.62
                                5.27    5.51    95.64
                                4.74    4.67   101.50
                                4.87    4.76   102.31

Source: Municipal Market Data -- A Division of Thomson Financial Municipal Group and Bloomberg LP


Performance

For the year ended December 31, 2002, Morgan Stanley Tax-Exempt Securities Trust's Class A, B, C, and D shares returned 9.03 percent, 8.44 percent, 8.34 percent and 9.21 percent, respectively. The Fund underperformed the Lehman Brothers Municipal Bond Index (Lehman Index), which returned 9.60 percent. The index is more heavily weighted toward short- and intermediate-term securities and its return does not include expenses. The performance of the Fund's four share classes varies because of differing

Morgan Stanley Tax-Exempt Securities Trust
Letter to the Shareholders [] December 31, 2002 continued



expenses. Total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.


Portfolio Structure

On December 13, 2002, the Fund acquired the assets of Morgan Stanley Select Municipal Reinvestment Fund, increasing the Fund's net assets to $1.5 billion. Assets were diversified among 17 long-term sectors and 189 credits. At the end of December 2002, average modified duration, a measure of sensitivity to interest-rate changes, was 5.8 years versus 6.8 years a year earlier. Generally, a portfolio with a longer duration will have greater price volatility. The portfolio's average maturity was 15 years. Credit quality remained high with 84 percent of the portfolio's long-term holdings rated AA or better. The accompanying charts provide current information on the portfolio's credit ratings, maturity distribution and sector concentrations. Optional call provisions by year and their respective cost (book) yields are also shown.


Looking Ahead

We expect that low interest rates, fiscal stimulus and other favorable fundamental conditions should support improved economic growth this year. There is a risk that the prospect of war with Iraq will curb economic activity. However, we believe that the Federal Reserve remains willing and able to further ease monetary policy should growth remain below potential.

In our view, the yields on tax-exempt securities continue to favor municipal bonds as an attractive choice for tax-conscious investors. For many investors, the taxable equivalent yields available on municipal bonds offer a significant advantage. We anticipate that the Fund will maintain a shorter-than-average duration to guard against the possibility of rising interest rates induced by economic recovery.

We appreciate your ongoing support of Morgan Stanley Tax-Exempt Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,




/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin

    Charles A. Fiumefreddo                   Mitchell M. Merin
    Chairman of the Board                    President and CEO

Morgan Stanley Tax-Exempt Securities Trust
Letter to the Shareholders [] December 31, 2002 continued



[LARGEST SECTORS AS OF DECEMBER 13, 2002]
(% OF NET ASSETS)
[GRAPHIC OMITTED]

TRANSPORTATION          18%
GENERAL OBLIGATION      13%
ELECTRIC                13%
REFUNDED                11%
WATER & SEWER           10%
MORTGAGE                6%
HOSPITAL                6%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.



[CREDIT RATINGS AS OF DECEMBER 31, 2002]
(% OF LONG-TERM PORTFOLIO)
[GRAPHIC OMITTED]

Aaa or AAA              66%
Aa  or  AA              18%
A   or   A               7%
Baa or BBB               4%
Ba  or  BB               1%
N/R                      4%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP. PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


                           [DISTRIBUTION BY MATURITY]
                           (% OF LONG-TERM PORTFOLIO)
                               [GRAPHIC OMITTED]

                         1-5   YEARS             8.1%
                         5-10  YEARS            17.2%
                         10-20 YEARS            45.3%
                         20-30 YEARS            26.5%
                         30+   YEARS             2.9%

                       Weighted Average Maturity: 15 Years
                    PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley Tax-Exempt Securities Trust
Letter to the Shareholders [] December 31, 2002 continued



                     [CALL AND COST (BOOK) YIELD STRUCTURE]
                         (BASED ON LONG-TERM PORTFOLIO)
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                            WEIGHTED AVERAGE
                                                        CALL PROTECTION: 7 YEARS
                                                       -------------------------
                                PERCENT CALLABLE
                               [GRAPHIC OMITTED]

                            YEARS BONDS
                              CALLABLE
                                2003        12%*
                                2004         3%
                                2005         9%
                                2006         6%
                                2007         8%
                                2008         7%
                                2009         6%
                                2010        13%
                                2011        11%
                                2012         9%
                                2013+       16%

*    APPROXIMATELY 50% WERE PREVIOUSLY CALLABLE.


--------------------------------------------------------------------------------
                                                            WEIGHTED AVERAGE
                                                            BOOK YIELD: 5.7%
                                                       -------------------------

                               COST (BOOK) YIELD*
                               [GRAPHIC OMITTED]

                                2003        7.5%
                                2004        7.2%
                                2005        6.2%
                                2006        5.5%
                                2007        5.9%
                                2008        5.5%
                                2009        5.2%
                                2010        5.5%
                                2011        4.9%
                                2012        5.2%
                                2013+       5.0%

* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE THE FUND'S OPERATING EXPENSES. FOR EXAMPLE, THE FUND IS EARNING A BOOK YIELD OF 7.5% ON 12% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2003.

     PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

--------------------------------------------------------------------------------

Morgan Stanley Tax-Exempt Securities Trust
Annual Householding Notice [] December 31, 2002



To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Tax-Exempt Securities Trust
Fund Performance [] December 31, 2002


[GROWTH OF $10,000 -- CLASS A AND D]
($ IN THOUSANDS)
[GRAPHIC OMITTED]

                TOTAL CLASS A           TOTAL CLASS D        LEHMAN (4)
                -------------           -------------        ----------
DECEMBER 1992     $9,575                   $10,000             $10,000
DECEMBER 1993    $10,624                   $11,123             $11,228
DECEMBER 1994    $10,009                   $10,505             $10,648
DECEMBER 1995    $11,718                   $12,330             $12,507
DECEMBER 1996    $12,111                   $12,776             $13,060
DECEMBER 1997    $13,137                   $13,891             $14,261
DECEMBER 1998    $13,907                   $14,740             $15,185
DECEMBER 1999    $13,515                   $14,341             $14,873
DECEMBER 2000    $15,029                   $15,982             $16,611
DECEMBER 2001    $15,638                   $16,671             $17,462
DECEMBER 2002    $17,050 (3)               $18,206 (3)         $19,139


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


              Average Annual Total Returns - Period Ended 12/31/02
--------------------------------------------------------------------------------


               Class A Shares*
----------------------------------------------
1 Year             9.03%(1)          4.40%(2)
5 Years            5.35%(1)          4.44%(2)
10 Years           5.94%(1)          5.48%(2)


                       Class C Shares+
---------------------------------------------------------------
1 Year                        8.34%(1)          7.34%(2)
5 Years                       4.80%(1)          4.80%(2)
Since Inception (7/28/97)     5.04%(1)          5.04%(2)



                       Class B Shares**
---------------------------------------------------------------
1 Year                        8.44%(1)          3.44%(2)
5 Years                       4.91%(1)          4.58%(2)
Since Inception (7/28/97)     5.19%(1)          5.05%(2)


     Class D Shares++
-----------------------------
1 Year       9.21%(1)
5 Years      5.56%(1)
10 Years     6.17%(1)


PRIOR TO JULY 28, 1997 THE FUND OFFERED ONLY ONE CLASS OF SHARES. BECAUSE THE DISTRIBUTION ARRANGEMENT FOR CLASS A MOST CLOSELY RESEMBLED THE DISTRIBUTION ARRANGEMENT APPLICABLE PRIOR TO THE IMPLEMENTATION OF MULTIPLE CLASSES (I.E., CLASS A IS SOLD WITH A FRONT-END SALES CHARGE), HISTORICAL PERFORMANCE INFORMATION HAS BEEN RESTATED TO REFLECT THE ACTUAL MAXIMUM SALES CHARGE APPLICABLE TO CLASS A (I.E., 4.25%) AS COMPARED TO THE 4.00% SALES CHARGE IN EFFECT PRIOR TO JULY 28, 1997. IN ADDITION, CLASS A SHARES ARE NOW SUBJECT TO AN ONGOING 12B-1 FEE WHICH IS REFLECTED IN THE RESTATED PERFORMANCE FOR THAT CLASS.


BECAUSE ALL SHARES OF THE FUND HELD PRIOR TO JULY 28, 1997 WERE DESIGNATED CLASS D SHARES, THE FUND'S HISTORICAL PERFORMANCE HAS BEEN RESTATED TO REFLECT THE ABSENCE OF ANY SALES CHARGE.

------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current Prospectus for complete details on fees and sales charges.

(3)  Closing value assuming a complete redemption on December 31, 2002.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

*    The maximum front-end sales charge for Class A is 4.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++   Class D has no sales charge.

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments [] December 31, 2002


  PRINCIPAL
  AMOUNT IN
  THOUSANDS
---------------------------------------------------------------------------------------------
              Tax-Exempt Municipal Bonds (92.4%)
              General Obligation (13.4%)
              North Slope Borough, Alaska,
 $   15,000     Ser 1995 A (MBIA) .......................................................
      4,000     Ser 2000 B (MBIA) .......................................................
      9,500     Ser 1999 A (MBIA) .......................................................
     25,000     Ser 2000 B (MBIA) .......................................................
     20,000     Ser 2001 A (MBIA) .......................................................
      5,000   California, Various Purpose dtd 04/01/02 ..................................
      2,000   Los Angeles Unified School District, California, 1997 Ser B (FGIC) ........
              Connecticut,
      4,000     College Savings 1989 Ser A ..............................................
      5,000     Refg 2002 Ser E Ser PA 1056 B RITES (FSA) ...............................
     15,000     Refg 2002 Ser E Ser PA 1056 A RITES (FSA) ...............................
      5,000   Florida Board of Education, Capital Outlay Refg 2002 Ser C (MBIA) .........
              Chicago, Illinois,
      5,000     Refg Ser 1995 A-2 (Ambac) ...............................................
      2,000     Refg 2001 A (MBIA) ......................................................
     10,300     Neighbohoods Alive 21 (FGIC) ............................................
              Chicago Board of Education, Illinois,
      1,000     Ser 2001 C (MBIA) .......................................................
      3,000     Ser 2001 C (FSA) ........................................................
      3,000   Clark County, Nevada, Transportation Ser 1992 A (Ambac) ...................
              New York City, New York,
      2,750     1990 Ser D ..............................................................
      1,545     1990 Ser D ..............................................................
      5,000   New York State, Refg Ser 1995 B ...........................................
              North Carolina,
     10,000     1997 Ser A** ............................................................
     10,000     Public School Building Ser 1999 .........................................
        500   Delaware City School District, Ohio, Constr & Impr (FGIC) .................
      2,000   Little Miami Local School District, Ohio, Ser 1998 (FGIC) .................
     10,000   South-Western City School District, Ohio, Ser 1999 (Ambac) ................
              Shelby County, Tennessee,
      5,000     Refg 1995 Ser A .........................................................
      1,000     Refg 1995 Ser A .........................................................
      4,000     Refg 1995 Ser A .........................................................



  PRINCIPAL
  AMOUNT IN      COUPON      MATURITY
  THOUSANDS       RATE         DATE             VALUE
------------- ------------- ----------- -----------------
 $   15,000      0.00 %      06/30/06   $   13,818,000
      4,000      0.00        06/30/09        3,197,680
      9,500      0.00        06/30/10        7,187,605
     25,000      0.00        06/30/11       17,870,500
     20,000      0.00        06/30/12       13,569,800
      5,000      6.00        04/01/19        5,838,550
      2,000      5.00        07/01/23        2,043,900
      4,000      0.00        07/01/08        3,412,320
      5,000     9.009[+/+]   11/15/11        6,578,100
     15,000     9.009[+/+]   11/15/13       19,775,100
      5,000      5.00        06/01/20        5,239,800
      5,000      6.25        01/01/14        6,018,000
      2,000      0.00 #      01/01/17        1,348,760
     10,300      5.375       01/01/26       10,731,261
      1,000      5.50        12/01/18        1,098,940
      3,000      5.00        12/01/26        3,027,810
      3,000      6.50        06/01/17        3,747,840
      2,750      6.00        08/01/07        2,759,488
      1,545      6.00        08/01/08        1,550,330
      5,000      5.70        08/15/10        5,532,200
     10,000      5.20        03/01/16       11,390,700
     10,000      4.60        04/01/17       10,422,200
        500      5.75        12/01/20          539,925
      2,000      4.875       12/01/23        2,021,620
     10,000      4.75        12/01/19       10,218,400
      5,000      5.625       04/01/11        5,451,300
      1,000      5.625       04/01/12        1,087,940
      4,000      5.625       04/01/14        4,344,440

                       See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments [] December 31, 2002 continued


  PRINCIPAL
  AMOUNT IN
  THOUSANDS
---------------------------------------------------------------------------------------------
 $    5,000   North East Texas Independent School District, Ser 1999 (PSF) .............
     18,000   King County, Washington, Ltd Tax 1995 (MBIA) .............................
 ----------
    208,595
 ----------
              Educational Facilities Revenue (3.2%)
      4,000   California Public Works Board, University of California
                1993 Refg Ser A ........................................................
      2,000   District of Columbia, Georgetown University Ser 1993 .....................
      1,000   University of Idaho, Student Fee Ser H (FGIC) ............................
      7,000   Indiana University, Student Fee Ser K (MBIA) .............................
      1,000   Purdue University, Indiana, Student Fee Ser Q ............................
      2,000   Maryland Health & Educational Facilities Authority, The Johns Hopkins
                University Refg Ser 1998 ...............................................
        400   Massachusetts Industrial Finance Agency, College of the Holy Cross
                1996 Issue (MBIA) ......................................................
        500   Oakland University, Michigan, Ser 1995 (MBIA) ............................
      7,000   New Jersey Educational Facilities Authority, Princeton University
                Ser 1999 A .............................................................
              New York State Dormitory Authority,
      5,000     City University Ser 2000 A (Ambac) .....................................
      2,000     State University 1990 Ser A ............................................
      5,000     State University 1993 Ser A ............................................
              Ohio State University,
      1,500     General Receipts Ser 2002 A ............................................
      2,500     General Receipts Ser 1999 A ............................................
      4,000   Delaware County Authority, Pennsylvania, Villanova University
                Ser 1995 (Ambac) .......................................................
 ----------
    44,900
 ----------
              Electric Revenue (12.5%)
              Salt River Project Agricultural Improvement & Power District, Arizona,
     25,000     Refg 1993 Ser C (Secondary MBIA) .......................................
      4,000     Refg 2002 Ser A ........................................................
      1,500     Refg 2002 Ser A ........................................................
      1,635   Sacramento Municipal Utility District, California, Refg 1994 Ser I
                (MBIA) .................................................................
      9,000   Southern California Public Power Authority, Mead-Adelanto 1994 A
                (Ambac) ................................................................
     15,000   Colorado Springs, Colorado, Utilities Refg Ser 2002 (Ambac) ..............
      9,550   Municipal Electric Authority of Georgia, Ser Y (Secondary MBIA) ..........



  PRINCIPAL
  AMOUNT IN        COUPON         MATURITY
  THOUSANDS         RATE            DATE                VALUE
-------------    ------------    -----------    -----------------
 $    5,000         6.50 %        10/01/14      $    6,007,700
     18,000         6.00          01/01/23          19,686,960
 ----------                                     --------------
    208,595                                        205,517,169
 ----------                                     --------------
      4,000
                    5.50          06/01/21           4,083,120
      2,000         5.375         04/01/23           2,010,540
      1,000         5.25          04/01/31           1,032,350
      7,000         5.875         08/01/20           7,709,660
      1,000         5.75          07/01/15           1,139,510
      2,000
                    5.125         07/01/20           2,106,260
        400
                    5.50          03/01/16             441,884
        500         5.75          05/15/26             534,700
      7,000
                    4.75          07/01/25           7,027,160
      5,000         6.125         07/01/13           5,930,500
      2,000         7.50          05/15/13           2,613,680
      5,000         5.25          05/15/15           5,589,450
      1,500         5.00          12/01/26           1,528,140
      2,500         5.80          12/01/29           2,751,875
      4,000
 ----------
                    5.70          08/01/15           4,419,880
                                                --------------
     44,900                                         48,918,709
 ----------                                     --------------
     25,000         5.50          01/01/10          28,614,250
      4,000         5.25          01/01/13           4,522,680
      1,500         5.25          01/01/19           1,621,170
      1,635
                    5.75          01/01/15           1,734,228
      9,000
                    8.47[+/+]     07/01/15          10,741,680
     15,000         5.375         11/15/20          16,247,550
      9,550         6.50          01/01/17          11,823,760

                       See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments [] December 31, 2002 continued


  PRINCIPAL
  AMOUNT IN                                                                             COUPON       MATURITY
  THOUSANDS                                                                              RATE          DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------------
$   5,000    Southern Minnesota Municipal Power Agency, Ser 2002 A (Ambac) .......... 5.25 %         01/01/16   $   5,612,550
   15,000    Long Island Power Authority, New York, Ser 2000 A (FSA) ................ 0.00           06/01/17       7,998,000
             North Carolina Municipal Power Agency,
    5,000      Catawba Ser 1993 (MBIA) .............................................. 9.17[+/+]      01/01/12       5,211,400
    5,000      Catawba Ser 1998 A (MBIA) ............................................ 5.50           01/01/15       5,693,900
             Puerto Rico Electric Power Authority,
   15,000      Power Ser O .......................................................... 0.00           07/01/17       7,823,400
    5,000      Power Ser EE (MBIA) .................................................. 4.50           07/01/18       5,098,900
             South Carolina Public Service Authority,
   10,000      Refg Ser 1996 A ...................................................... 5.75           01/01/13      11,150,300
    5,000      Refg Ser 2002 D (FSA) ................................................ 5.00           01/01/21       5,199,550
   15,000      1995 Refg Ser A (Ambac) .............................................. 6.25           01/01/22      16,852,500
   10,500    San Antonio, Texas, Electric & Gas Refg Ser 1994 C ..................... 7.62[+/+]      02/01/06      11,101,125
   15,000    Intermountain Power Agency, Utah, Refg 1997 Ser B (MBIA) ............... 5.75           07/01/19      16,878,300
    3,000    Chelan County Public Utility District #1, Washington, Hydro
               Ser 1997 A (AMT) ..................................................... 5.60           07/01/32       3,057,210
    5,000    Grant County Public Utility District #2, Washington, Electric
               Refg Ser 2001 H (FSA) ................................................ 5.375          01/01/18       5,409,300
    7,330    Seattle Municipal Light & Power, Washington, Impr & Refg Ser 2001
               (FSA) ................................................................ 5.50           03/01/18       7,977,312
    3,000    Washington Public Power Supply System, Project #2
               Refg Ser 1994 A (FGIC) ............................................... 0.00           07/01/09       2,384,340
---------                                                                                                       -------------
  189,515                                                                                                         192,753,405
---------                                                                                                       -------------
             Hospital Revenue (5.7%)
    3,500    Birmingham-Carraway Special Care Facilities Financing Authority,
               Alabama, Carraway Methodist Health Ser 1995 A (Connie Lee) ........... 5.875          08/15/15       3,772,125
    5,000    Hawaii Department of Budget & Finance, Queen's Health
               1996 Ser A ........................................................... 6.00           07/01/20       5,245,200
    5,000    Illinois Health Facilities Authority, Loyola University Health
               Ser 2001 A ........................................................... 6.00           07/01/21       5,093,200
    1,000    Massachussetts Health & Educational Facilities Authority,
               Massachusetts General Hospital Ser F (Ambac) ......................... 6.00           07/01/15       1,040,840
   10,000    Missouri Health & Educational Facilities Authority, Barnes
               Jewish/Christian Health Ser 1993 A ................................... 5.25           05/15/14      10,877,900
    3,000    University of Missouri, Health Ser 1996 A (Ambac) ...................... 5.50           11/01/16       3,180,060
               Henderson, Nevada,
   10,065      Catholic Health West 1998 Ser A ...................................... 5.375          07/01/26       8,925,541
    2,000      Catholic Health West 1998 Ser A ...................................... 5.125          07/01/28       1,708,180

                       See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments [] December 31, 2002 continued


  PRINCIPAL
  AMOUNT IN                                                                           COUPON       MATURITY
  THOUSANDS                                                                            RATE          DATE             VALUE
------------------------------------------------------------------------------------------------------------------------------------
             New Jersey Health Care Facilities Financing Authority,
$   2,000      St Barnabas Health Refg Ser 1998 B (MBIA) ..........................   5.25 %       07/01/18   $    2,117,520
    6,500      Robert Wood Johnson University Hospital, Ser 2000 ..................   5.75         07/01/25        6,927,245
    6,000    New York State Medical Care Facilities Finance Agency,
               Presbyterian Hospital - FHA Insured Mtge Ser 1994 A ................   5.25         08/15/14        6,334,620
             North Carolina Medical Care Commission,
    5,000      Presbyterian Health Services Corp Refg Ser 1993 ....................   5.50         10/01/20        5,101,650
    4,000      Pitt County Memorial Hospital Ser 1998 A ...........................   4.75         12/01/28        3,816,880
      700    Akron, Bath & Copley Joint Township Hospital District, Ohio, Summa
               Health Ser 1992 A ..................................................   6.25         11/15/07          714,924
    3,000    Erie County Hospital Facility, Ohio, Firelands Regional Medical Center
               Ser 2002 ...........................................................   5.625        08/15/32        3,024,840
    5,000    Lorain County, Ohio, Catholic Health Ser 2001 A ......................   5.25         10/01/33        5,011,800
    5,000    Pennsylvania Higher Educational Facilities Authority, University of
               Pennsylvania Ser A 1996 ............................................   5.75         01/01/22        5,049,650
    5,000    South Carolina Jobs-Economic Development Authority, Bon Secours
               Health Ser 2002 A ..................................................   5.625        11/15/30        4,940,700
    5,000    North Central Texas Health Facilities Development Corporation
               University Medical Center Inc Ser 1997 (FSA) .......................   5.45         04/01/15        5,323,600
---------                                                                                                     --------------
   86,765                                                                                                         88,206,475
---------                                                                                                     --------------
             Industrial Development/Pollution Control Revenue (4.2%)
    1,500    Hawaii Department of Budget & Finance, Hawaii Electric Co
               Ser 1995 A (AMT) (MBIA) ............................................   6.60         01/01/25        1,636,605
    5,000    Wamego, Kansas, Kansas Gas & Electric Co Ser 1991 (MBIA) .............   7.00         06/01/31        5,097,500
    8,500    Massachusetts Industrial Finance Agency, Eastern Edison Co
               Refg Ser 1993 ......................................................   5.875        08/01/08        8,809,910
    2,475    Lapeer Economic Development Corporation, Michigan, Dott
               Manufacturing Co Ser 1989 A (AMT) ..................................  10.65         11/15/17        1,488,094
             Michigan Strategic Fund,
    1,000      Ford Motor Co Refg Ser 1991 A ......................................   7.10         02/01/06        1,044,980
   10,000      Detroit Edison Co Ser 1999 B (AMT) .................................   5.65         09/01/29       10,224,500
      500    Monroe County, Michigan, Detroit Edison Co Collateralized
               Ser 1-1992 (AMT) (MBIA) ............................................   6.875        09/01/22          514,720
      300    Bass Brook, Minnesota, Minnesota Power & Light Co Refg Ser 1992.......   6.00         07/01/22          305,673
             New Jersey Economic Development Authority,
    6,000      Continental Airlines Inc Ser 1999 (AMT) ............................   6.625        09/15/12        4,450,920
    4,000      Continental Airlines Inc Ser 1999 (AMT) ............................   6.25         09/15/19        2,846,640
    2,500    Ohio Water Development Authority, Dayton Power & Light Co
               Collateralized Refg 1992 Ser A .....................................   6.40         08/15/27        2,546,850

                       See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments [] December 31, 2002 continued


  PRINCIPAL
  AMOUNT IN                                                                              COUPON       MATURITY
  THOUSANDS                                                                               RATE          DATE            VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  11,500    Dallas-Fort Worth International Airport Facility Improvement
               Corporation, Texas, American Airlines Inc Ser 1995 .................... 6.00 %         11/01/14   $   4,902,220
   10,000    Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001 B (AMT)      5.75           05/01/30       9,500,300
   10,000    Weston, Wisconsin, Wisconsin Public Service Co Refg Ser 1993 A .......... 6.90           02/01/13      10,592,500
---------                                                                                                        -------------
   73,275                                                                                                           63,961,412
---------                                                                                                        -------------
             Mortgage Revenue - Multi-Family (1.0%)
    1,320    Massachussetts Housing Finance Agency, Rental 1994 Ser A
               (AMT) (Ambac) ......................................................... 6.60           07/01/14       1,375,651
    5,000    New Jersey Housing Agency, 1995 Ser A (Ambac) ........................... 6.00           11/01/14       5,258,700
             New York City Housing Development Corporation, New York,
    3,937      Ruppert Project - FHA Ins Sec 223F .................................... 6.50           11/15/18       4,139,175
    3,786      Stevenson Commons Project - FHA Ins Sec 223F .......................... 6.50           05/15/18       3,979,447
---------                                                                                                        -------------
   14,043                                                                                                           14,752,973
---------                                                                                                        -------------
             Mortgage Revenue - Single Family (4.9%)
             Alaska Housing Finance Corporation,
    2,000      Governmental 1995 Ser A (MBIA) ........................................ 5.875          12/01/24       2,058,240
   15,000      1997 Ser A (MBIA) ..................................................... 6.00           06/01/27      15,432,749
    2,440    California Housing Finance Agency, Home 1983 Ser B ...................... 0.00           08/01/15         834,578
             Colorado Housing & Finance Authority,
      830      1997 Ser B-2 (AMT) .................................................... 7.00           05/01/26         841,944
    1,190      1998 Ser A-2 (AMT) .................................................... 6.60           05/01/28       1,274,538
    1,115      1997 Ser C-2 (AMT) .................................................... 6.875          11/01/28       1,129,551
    3,110    Connecticut Housing Finance Authority, 2000 Subser B-2 (AMT) ............ 5.85           05/15/31       3,246,498
    6,935    Hawaii Housing Finance & Development Corporation, Purchase
               1997 Ser A (AMT) ...................................................... 5.75           07/01/30       7,150,817
      170    Idaho Housing Agency, Ser 1988 D-2 (AMT) ................................ 8.25           01/01/20         183,575
             Chicago, Illinois,
      730      GNMA-Backed Ser 1997 B (AMT) .......................................... 6.95           09/01/28         767,887
      795      GNMA-Backed Ser 1997 A (AMT) .......................................... 7.25           09/01/28         834,790
      155    Olathe, Kansas, GNMA Collateralized Ser 1989 A (AMT) (MBIA) ............. 8.00           11/01/20         155,170
      200    Saint Tammany Public Trust Finance Authority, Louisiana,
               Refg Ser 1990 B ....................................................... 7.25           07/25/11         206,149
      165    Massachusetts Housing Finance Agency, Housing Ser 21 (AMT) .............. 7.125          06/01/25         167,731
      155    Minnesota Housing Finance Agency, Ser 1992 H (AMT) ...................... 6.50           01/01/26         158,247

                       See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments [] December 31, 2002 continued


  PRINCIPAL
  AMOUNT IN                                                                            COUPON       MATURITY
  THOUSANDS                                                                             RATE          DATE             VALUE
------------------------------------------------------------------------------------------------------------------------------------
             Missouri Housing Development Commission,
$   1,465      Homeownership 1996 Ser C (AMT) ......................................   7.45 %       09/01/27   $    1,567,843
      920      Homeownership 1997 Ser A-2 (AMT) ....................................   7.30         03/01/28          990,757
    2,385      Homeownership 1997 Ser C-1 ..........................................   6.55         09/01/28        2,559,892
      350      Homeownership 1998 Ser B-2 (AMT) ....................................   6.40         03/01/29          369,558
    1,410      Homeownership Ser 2000 B-1 (AMT) ....................................   7.45         09/01/31        1,542,244
             New Hampshire Housing Finance Authority,
    3,800      Mortgage Acquisition 2000 Ser B (AMT) ...............................   6.70         07/01/29        4,198,126
      285      Residential GNMA-Backed Ser 1989 B (AMT) ............................   7.70         07/01/29          286,000
   11,925    Ohio Housing Finance Agency, Residential 1996 Ser B-2 (AMT) ...........   6.10         09/01/28       12,530,194
    2,995    Oregon Housing & Community Service Department, Ser 2000 F
               (AMT) ...............................................................   6.25         07/01/28        3,164,966
             Tennessee Housing Department Agency,
    3,585      Mortgage Finance 1993 Ser A .........................................   5.90         07/01/18        3,673,872
      700      Mortgage Finance 1994 Ser B (AMT) ...................................   6.55         07/01/19          718,641
    8,845      Mortgage Finance 1993 Ser A .........................................   5.95         07/01/28        9,024,377
       95    Utah Housing Finance Agency, Fed Ins/Gtd Loans 1994 Issue E (AMT)         6.50         07/01/26           96,645
---------                                                                                                      --------------
   73,750                                                                                                          75,165,579
---------                                                                                                      --------------
             Nursing & Health Related Facilities Revenue (0.6%)
      910    Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 1990 (a) ......................  10.25         01/01/20          548,220
    1,810    Lexington-Fayette Urban County Government, Kentucky,
               AHF/Kentucky-Iowa Inc Ser 1990 (a) ..................................  10.25         01/01/20        1,090,416
      500    Minneapolis & Saint Paul Housing & Redevelopment Authority,
               Minnesota, Group Health Plan Inc Ser 1992 ...........................   6.75         12/01/13          510,410
    2,000    New York State Dormitory Authority, Mental Health Ser 1999 C
               (MBIA) ..............................................................   4.75         08/15/22        2,009,260
    1,815    Chester County Industrial Development Authority, Pennsylvania,
               RHA/PA Nursing Home Inc Ser 1989 ....................................   8.50         05/01/32        1,834,112
             Kirbyville Health Facilities Development Authority, Texas,
      623      Heartway III Corp Ser 1998 B (b) ....................................   6.00         03/20/04           31,150
    3,565      Heartway III Corp Ser 1998 A ........................................  10.00         03/20/18        3,068,781
---------                                                                                                      --------------
   11,223                                                                                                           9,092,349
---------                                                                                                      --------------
             Public Facilities Revenue (2.5%)
    9,000    Arizona School Facilities Board, School Improvement Ser 2001 ..........   5.50         07/01/18        9,964,710
    2,000    North City West School Facilities Authority, California, Community
               District #1 Special Tax Ser 1995 B (FSA) ............................   6.00         09/01/19        2,283,280
    5,000    Denver, Colorado, Civic Center Ser 2000 B COPs (Ambac) ................   5.50         12/01/25        5,318,400

                       See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments [] December 31, 2002 continued

  PRINCIPAL
  AMOUNT IN
  THOUSANDS
-------------------------------------------------------------------------------------------
 $     1,000  Jacksonville, Florida, Sales Tax Ser 2001 (Ambac) ........................
       3,495  Illinois, Civic Center Dedicated Tax Ser 1991 (Ambac) ....................
       4,000  Michigan, 525 Redevco Inc COPs (Ambac) ...................................
              Ohio Building Authority,
       5,000    1985 Ser C .............................................................
       5,000    Administrative Building 2001 Ser A (FSA) ...............................
 -----------
      34,495
 -----------
              Recreational Facilities Revenue (2.2%)
       3,190  Denver, Colorado, Excise Tax Ser 1985 A (Secondary FSA) ..................
              Metropolitan Football Stadium District, Colorado,
       4,000    Sales Tax Ser 1999 A (MBIA) ............................................
       3,650    Sales Tax Ser 1999 A (MBIA) ............................................
       2,000    Sales Tax Ser 1999 A (MBIA) ............................................
       9,000  Mashantucket Western Pequot Tribe, Connecticut, Special
                1997 Ser B .............................................................
      20,000  Metropolitan Pier & Exposition Authority, Illinois, Refg Ser 2002 B
                (MBIA) .................................................................
       5,000  Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac) ........................
 -----------
      46,840
 -----------
              Resource Recovery Revenue (1.2%)
      18,000  Northeast Maryland Waste Disposal Authority, Montgomery County
 -----------
                Ser 1993 A (AMT) .......................................................

              Retirement & Life Care Facilities Revenue (0.4%)
              Riverside County Public Financing Authority, California,
       2,000    Air Force Village West Inc COPs ........................................
       3,900    Air Force Village West Inc COPs ........................................
 -----------
       5,900
 -----------
              Tax Allocation Revenue (0.3%)
       5,000  Rosemead Redevelopment Agency, California, Project # 1
                Ser 1993 A .............................................................

              Transportation Facilities Revenue (17.8%)
       4,140  Phoenix, Arizona, Street & Highway Jr Lien Refg Ser 2002 (FGIC) ..........
       5,000  San Fransisco Bay Area Rapid Transit District, California, Sales Tax
                Ser 1998 (Ambac) .......................................................
       2,500  Colorado Department of Transportation, Refg Ser 2002 B (MBIA) ............

  PRINCIPAL
  AMOUNT IN         COUPON          MATURITY
  THOUSANDS          RATE             DATE                VALUE
-------------    --------------    -----------    -----------------
 $     1,000     5.50 %             10/01/17      $    1,108,980
       3,495     6.25               12/15/20           4,240,728
       4,000     5.50               06/01/27           4,196,720
       5,000     9.75               10/01/05           5,849,900
       5,000     5.50               10/01/18           5,498,400
 -----------                                      --------------
      34,495                                          38,461,118
 -----------                                      --------------
       3,190     5.00               11/01/08           3,229,397
       4,000     0.00               01/01/10           3,109,520
       3,650     0.00               01/01/11           2,683,991
       2,000     0.00               01/01/12           1,394,160
       9,000
                 5.75               09/01/27           9,020,430
      20,000
                 0.00[+/+][+/+]     06/15/22           9,779,400
       5,000     5.25               12/01/32           5,186,550
 -----------                                      --------------
      46,840                                          34,403,448
 -----------                                      --------------
      18,000
 -----------
                 6.30               07/01/16          18,665,640
                                                  --------------
       2,000     5.75               05/15/19           2,004,460
       3,900     5.80               05/15/29           3,818,256
 -----------                                      --------------
       5,900                                           5,822,716
 -----------                                      --------------
       5,000
                 5.60               10/01/33           5,042,050
                                                  --------------
       4,140     5.00               07/01/11           4,602,811
       5,000
                 4.75               07/01/23           4,993,500

       2,500     5.50               06/15/16           2,878,775

                       See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments [] December 31, 2002 continued


  PRINCIPAL
  AMOUNT IN
  THOUSANDS
-------------------------------------------------------------------------------------------
             E-470 Public Highway Authority, Colorado,
 $   15,000    Ser 1997 B (MBIA) .......................................................
      5,000    Ser 1997 B (MBIA) .......................................................
     10,000  Metropolitan Washington Airport Authority, District of Columbia &
               Virginia, Ser 2001A (AMT) (MBIA)++ ......................................
      8,500  Jacksonville, Florida, Transportation Ser 2001 (MBIA) .....................
      2,000  Lee County, Florida, Transportation Ser 1995 (MBIA) .......................
             Mid-Bay Bridge Authority, Florida,
      8,710    Sr Lien Crossover Refg Ser 1993 A (Ambac) ...............................
      3,000    Ser 1997 A (Ambac) ......................................................
      5,000  Atlanta, Georgia, Airport Ser 2000 (FGIC) .................................
      3,460  Hawaii, Airport 2000 Ser B (AMT) (FGIC) ...................................
      6,000  Regional Transportation Authority, Illinois, Refg Ser 1999 (FSA) ..........
      2,545  Southwestern Development Authority, Illinois, Tri-City Regional Port
               District Ser 1989 A (AMT) ...............................................
      2,000  Kansas Department of Transportation, Highway Refg Ser 1998 ................
             Kentucky Turnpike Authority,
      9,000    Economic Development Road Refg Ser 1995 (Ambac) .........................
      3,500    Resource Recovery Road 1987 Ser A BIGS ..................................
     30,000    Resource Recovery Road 1987 Ser A .......................................
      8,800  Massachusetts Turnpike Authority, Western 1997 Ser A (MBIA) ...............
      4,140  Missouri Highways & Transportation Commission, Ser A 2001 .................
             St. Louis, Missouri,
      4,000    Lambert-St- Louis International Airport Ser 2000 ........................
      3,000    Lambert-St- Louis International Airport Ser 2000 ........................
      3,500    Lambert-St- Louis International Airport Ser 2000 ........................
      5,000  Nevada Department of Business & Industry, Las Vegas Monorail
               1st Tier Ser 2000 (Ambac) ...............................................
             New Jersey Highway Authority,
     10,000    Senior Parkway 2001 Ser (FGIC) ..........................................
      7,000    Senior Parkway 1999 Ser .................................................
      6,595  Albuquerque, New Mexico, Airport Refg Ser 1997 (AMT) (Ambac) ..............
             Metropolitan Transportation Authority, New York,
      1,460    Service Contract Refg Ser 2002 A (MBIA) .................................
      5,000    Service Contract Refg Ser 2002 B (MBIA) .................................
     10,000    Transportation Refg Ser 2002 A (Ambac) ..................................
      3,500  Ohio Turnpike Commission, Ser 1998 B (FGIC) ...............................
      3,000  Pennsylvania Turnpike Commission, Ser A 1998 (Ambac) ......................



  PRINCIPAL
  AMOUNT IN      COUPON       MATURITY
  THOUSANDS       RATE          DATE               VALUE
------------   ------------  -----------   -----------------
 $   15,000        0.00 %     09/01/14     $    9,006,900
      5,000        0.00       09/01/16          2,664,150
     10,000
                   5.50       10/01/27         10,399,300
      8,500        5.00       10/01/26          8,650,110
      2,000        5.75       10/01/22          2,173,100
      8,710        5.85       10/01/13         10,214,478
      3,000        0.00       10/01/21          1,114,440
      5,000        5.875      01/01/17          5,585,900
      3,460        6.625      07/01/17          4,088,959
      6,000        5.75       06/01/21          6,923,820
      2,545
                   7.90       07/01/14          2,573,733
      2,000        5.50       09/01/14          2,313,820
      9,000        6.50       07/01/08         10,719,450
      3,500        8.50       07/01/06          4,255,405
     30,000        5.00       07/01/08         30,085,200
      8,800        5.55       01/01/17          9,109,760
      4,140        5.125      02/01/19          4,410,797
      4,000        6.00       01/01/07          4,048,760
      3,000        6.00       01/01/08          3,031,710
      3,500        6.125      01/01/09          3,533,845
      5,000
                   5.375      01/01/40          5,163,250
     10,000        5.25       01/01/19         10,741,400
      7,000        5.625      01/01/30          7,524,020
      6,595        6.375      07/01/15          7,446,678
      1,460        5.50       01/01/20          1,595,459
      5,000        5.50       07/01/24          5,359,100
     10,000        5.50       11/15/18         11,101,000
      3,500        4.50       02/15/24          3,365,880
      3,000        4.75       12/01/27          2,998,140

                        See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments [] December 31, 2002 continued


  PRINCIPAL
  AMOUNT IN                                                                              COUPON       MATURITY
  THOUSANDS                                                                               RATE          DATE             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
             Puerto Rico Highway & Transportation Authority,
$  10,000      Refg Ser X ............................................................ 5.50 %         07/01/15   $   11,223,200
    2,000      Ser 1998 A ............................................................ 4.75           07/01/38        1,923,740
   10,000    South Carolina Transportation Infrastructure Bank, Ser 1999 A
               (Ambac) ............................................................... 5.50           10/01/16       11,163,000
   11,000    Austin, Texas, Airport Prior Lien Ser 1995 A (AMT) (MBIA) ............... 6.125          11/15/25       12,172,930
    7,500    Dallas Area Rapid Transit, Texas, Senior Lien Ser 2001 (Ambac) .......... 5.00           12/01/31        7,564,125
    4,000    Dallas-Fort Worth International Airport, Texas, Refg Ser 1995 (FGIC)..... 5.625          11/01/15        4,359,560
    5,000    Houston, Texas, Airport Sub Lien Ser 2000 A (AMT) (FSA) ................. 5.875          07/01/17        5,476,150
   15,000    Texas Turnpike Authority, Texas, Ser 2002 A (Ambac) ..................... 5.00           08/15/42       15,008,250
    4,000    Pocahontas Parkway Association, Virginia, Route 895 Connector
               Ser 1998 A ............................................................ 5.50           08/15/28        2,755,080
---------                                                                                                        --------------
  268,850                                                                                                           274,319,685
---------                                                                                                        --------------
             Water & Sewer Revenue (10.2%)
    4,435    Jefferson County, Alabama, Sewer Ser 1997 D (FGIC) ...................... 5.75           02/01/22        4,825,236
   10,000    Los Angeles, California, Wastewater Ser 1994-A (MBIA) ................... 5.875          06/01/24       10,760,800
    2,000    San Francisco Public Utilities Commission, California, Water
               1996 Ser A ............................................................ 5.00           11/01/21        2,036,300
    5,000    Lee County, Florida, Water & Sewer 1999 Ser A (Ambac) ................... 4.75           10/01/23        5,013,850
    1,600    Northern Palm Beach County Improvement District, Florida, Water
               Control & Impr #9A Ser 1996 A ......................................... 6.80           08/01/06        1,720,784
    5,000    Augusta, Georgia, Water & Sewer Ser 2000 (FSA) .......................... 5.25           10/01/26        5,198,700
   10,000    Fulton County, Georgia, Water & Sewerage Ser 1998 (FGIC) ................ 4.75           01/01/28        9,906,100
    8,000    Indiana Bond Bank, Revolving Fund Ser 2001A ............................. 5.375          02/01/19        8,770,080
    8,000    Indianapolis, Indiana, Industrial Local Public Improvement Bond Bank
               Water Works Ser 2002 A (MBIA) ......................................... 5.125          07/01/27        8,200,160
    2,700    Kansas Development Finance Authority, Public Water Supply
               Ser 2000-2 (Ambac) .................................................... 5.75           04/01/17        3,067,875
   10,000    Louisville & Jefferson County Metropolitan Sewer District, Kentucky,
               Ser 1998 A (FGIC) ..................................................... 4.75           05/15/28        9,848,700
    6,000    Boston Water & Commission, Massachusetts Ser 1998 Ser D (FGIC)........... 4.75           11/01/22        6,037,920
             Detroit, Michigan,
    3,320      Sewage Refg Ser 1993 A (FGIC) ......................................... 5.70           07/01/13        3,457,813
   10,000      Water Supply Sr Lien Ser 2001-A (FGIC) ................................ 5.25           07/01/33       10,325,200
    5,000    Truckee Meadows Water Authority, Nevada, Ser 2001 A (FSA) ............... 5.125          07/01/30        5,081,950
    5,000    Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA) ................ 5.00           01/01/23        5,085,600
    5,000    Charleston, South Carolina, Refg Cap Impr Ser 1998 (FGIC) ............... 4.50           01/01/24        4,796,500
    5,000    Spartanburg, South Carolina, Jr Lien Water Ser 1998 (FGIC) .............. 5.25           06/01/28        5,235,650

                       See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments [] December 31, 2002 continued

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-------------------------------------------------------------------------------------------
            Metropolitan Government of Nashville & Davidson County, Tennessee,
 $  2,000     Refg Ser 1986 ...........................................................
    6,000     Refg Ser 1998 A (FGIC) ..................................................
    7,100   Austin, Texas, Water & Wastewater Refg Ser 2001 A (FSA) ...................
    5,000   Houston, Texas, Water & Sewer Jr Lien Refg Ser 2000 B (FGIC) ..............
            San Antonio, Texas,
    1,000     Water & Refg Ser 2002 (FSA) .............................................
   16,000     Water & Refg Ser 2002 (FSA) .............................................
    5,000   Tarrant Regional Water District, Texas, Water Ser 2002 (FSA) (WI) .........
    1,300   Wichita Falls, Texas, Water & Sewer 2001 (Ambac) ..........................
    1,500   Loudoun County Sanitation Authority, Virginia, Ser 1998 (MBIA) ............
 --------
  150,955
 --------
            Other Revenue (1.4%)
    8,000   New York City Transitional Finance Authority, New York,
              Refg 2003 Ser A .........................................................
            New York Local Government Assistance Corporation,
    5,000     Ser 1993 C ..............................................................
    6,000     Ser 1995 A ..............................................................
 --------
   19,000
 --------
            Refunded (10.9%)
    5,565   Jefferson County, Alabama, Sewer Ser 1997 D (FGIC) ........................
    9,000   Los Angeles Convention & Exhibition Center Authority, California,
              Ser 1985 COPs ...........................................................
   19,600   San Francisco Redevelopment Agency, California, George R Moscone
              Convention Ctr Ser 1988 .................................................
    5,000   Southern California Public Power Authority, Palo Verde Ser A (Ambac)
              (ETM) ...................................................................
    2,500   Mid-Bay Bridge Authority, Florida, Ser 1991 A (ETM) .......................
    8,000   Hawaii, 1999 Ser CT (FSA) .................................................
            Massachusetts,
   10,000     2000 Ser C (original maturity 10/01/14) .................................
   10,000     2000 Ser C (original maturity 10/01/19) .................................
   12,000     2000 Ser B ..............................................................
    2,500   Massachusetts, Health & Educational Facilities Authority, Malden
              Hospital - FHA Ins Mtge Ser A (ETM) .....................................
            New York State Dormitory Authority,
    7,800     State University Ser 2000 B .............................................
   13,090     Suffolk County Judicial Ser 1986 (ETM) ..................................

 PRINCIPAL
 AMOUNT IN       COUPON         MATURITY
 THOUSANDS        RATE            DATE                 VALUE
-----------    ------------   -------------    -----------------
 $  2,000          5.50 %        01/01/16      $    2,006,160
    6,000          4.75          01/01/22           6,021,300
    7,100          5.75          05/15/17           7,954,769
    5,000          5.25          12/01/30           5,146,550
    1,000          5.50          05/15/19           1,093,330
   16,000          5.00          05/15/28          16,152,960
    5,000          5.375         03/01/16           5,560,550
    1,300          5.375         08/01/24           1,361,334
    1,500          4.75          01/01/21           1,517,925
 --------                                      --------------
  150,955                                         156,184,096
 --------                                      --------------
    8,000
                   5.50          11/01/26           8,948,240
    5,000          5.50          04/01/17           5,656,850
    6,000          6.00          04/01/24           6,397,320
 --------                                      --------------
   19,000                                          21,002,410
 --------                                      --------------
    5,565          5.75          02/01/07+          6,393,406
    9,000
                   9.00          12/01/05+         10,935,270
   19,600
                   8.50          07/01/04+         21,938,476
    5,000
                   5.00          07/01/15           5,180,450
    2,500          6.875         10/01/22           3,247,500
    8,000          5.875         09/01/09+          9,484,560
   10,000          5.75          10/01/10+         11,703,800
   10,000          5.75          10/01/10+         11,703,800
   12,000          6.00          06/01/10+         14,192,880
    2,500


                   5.00          08/01/16           2,745,575
    7,800          5.375         05/15/10+          9,019,452
   13,090          7.375         07/01/16          16,502,694

                       See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments [] December 31, 2002 continued


  PRINCIPAL
  AMOUNT IN
  THOUSANDS
---------------------------------------------------------------------------------------------
              Charlotte, North Carolina,
 $    5,000     Water & Sewer Ser 2000 ...............................................
      4,000     Water & Sewer Ser 2000 (original maturity 06/01/19) ..................
      4,000     Water & Sewer Ser 2000 (original maturity 06/01/20) ..................
      1,000   Winston-Salem, North Carolina, Water & Sewer Refg Ser 2001 .............
     12,000   Pennsylvania, First Ser 1995 (FGIC) ....................................
      9,000   San Antonio, Texas, Electric & Gas Refg Ser 1994 C (ETM) ...............
      5,000   Salt Lake City, Utah, IHC Hospital Inc Ser 1983 (ETM) ..................
 ----------
    145,055
 ----------
  1,396,161   Total Tax-Exempt Municipal Bonds (Cost $1,309,220,235)..................
 ----------
              Short-Term Tax-Exempt Municipal Obligations (6.7%)
      3,500   Maricopa County Pollution Control Corporation, Arizona Public
                Service Co Palo Verde Ser 1994 C (Demand 01/02/03) ...................
     32,000   Idaho Health Facilities Authority, St Lukes Regional Medical Ser 2000
                (FSA) (Demand 01/02/03) ..............................................
     16,400   Missouri Health & Educational Facilities Authority, Cox Health
                Ser 1997 (MBIA) (Demand 01/02/03) ....................................
      1,200   Union County Industrial Pollution Control Finance Authority,
                New Jersey, Exxon Corp Ser 1994 (Demand 01/02/03) ....................
      2,000   New York State Dormitory Authority, State University Ser 1989 B ........
      5,600   University Hospital at Chapel Hill, North Carolina, Ser 2001 A
                (Demand 01/02/03) ....................................................
     14,700   Harris County Health Facilities Authority, Texas, St Luke's Episcopal
                Hospital Ser 2001 B (Demand 01/02/03) ................................
     25,000   Intermountain Power Agency, Utah, Refg 1985 Ser H GAINS ................
      2,000   Virginia Transportation Board, US Route 58 Corridor Ser 1993 B .........
 ----------
    102,400   Total Short-Term Tax-Exempt Municipal Obligations (Cost $102,327,800)...
 ----------
 $1,498,561   Total Investments (Cost $1,411,548,035) (c) ............................
-----------
              Other Assets In Excess of Liabilities ..................................
              Net Assets .............................................................



  PRINCIPAL
  AMOUNT IN        COUPON          MATURITY
  THOUSANDS         RATE             DATE                  VALUE
-------------    ------------   ---------------    -----------------
 $    5,000        5.25 %            06/01/10+     $    5,725,250
      4,000        5.75              06/01/10+          4,711,480
      4,000        5.75              06/01/10+          4,711,480
      1,000        5.00              06/01/11+          1,123,680
     12,000        5.50              05/01/05+         13,271,280
      9,000        4.70              02/01/06           9,783,000
      5,000        5.00              06/01/15           5,504,400
 ----------                                        --------------
    145,055                                           167,878,433
 ----------                                        --------------
  1,396,161                                         1,420,147,667
 ----------                                        --------------
      3,500
                   1.80*             05/01/29           3,500,000
     32,000
                   1.63*             07/01/30          32,000,000
     16,400
                   1.75*             06/01/15          16,400,000
      1,200
                   1.35*             07/01/33           1,200,000
      2,000        0.00              05/15/03           1,988,900
      5,600
                   1.63*             02/15/31           5,600,000
     14,700
                   1.80*             12/01/32          14,700,000
     25,000       10.00              07/01/03+         26,335,500
      2,000        5.625             05/15/03+          2,072,780
 ----------                                        --------------
    102,400                                           103,797,180
 ----------                                        --------------
 $1,498,561                           99.1%         1,523,944,847
 ----------
                                        0.9            14,502,777
                                      -----        --------------


                                      100.0%       $1,538,447,624
                                      =====        ==============



                       See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments [] December 31, 2002 continued

------------

AMT        Alternative Minimum Tax.

BIGS       Bond Income Growth Securities.

COPs       Certificates of Participation.

ETM        Escrowed to maturity.

GAINS      Growth and Income Security.

PSF        Texas Permanent School Fund Guarantee Program.

RITES      Residual Interest Tax-Exempt Securities.

WI         Security purchased on a "when-issued" basis.

+          Prerefunded to call date shown.

++         Joint exemption in locations shown.

[+/+] Current coupon rate for residual interest bonds. This rate resets periodically as the auction rate on the related short-term security fluctuates.

# Currently a zero coupon security; will convert to 5.38% on January 1, 2011.

[+/+][+/+] Currently a zero coupon security; will convert to 5.65% on June 15,
           2017.

*          Current coupon of variable rate demand obligation.

** A portion of this security has been segregated in connection with the purchase of a "when-issued" security.

(a) Issuer has entered into a forbearance agreement for partial payment of debt service.

(b)        Non-income producing security; bond in default.

(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $125,367,242, and the aggregate gross unrealized depreciation is $12,970,430, resulting in net unrealized appreciation of $112,396,812.


Bond Insurance:
---------------

Ambac        Ambac Assurance Corporation.

Connie Lee   Connie Lee Insurance Company - A wholly owned subsidiary of Ambac
             Assurance Corporation.

FGIC         Financial Guaranty Insurance Company.

FSA          Financial Security Assurance Inc.

MBIA         Municipal Bond Investors Assurance Corporation.



                       Geographic Summary of Investments

               Based on Market Value as a Percent of Net Assets

Alabama ................     1.0%  Idaho ..................     2.2%
Alaska .................     4.8   Illinois ...............     3.4
Arizona ................     3.4   Indiana ................     1.7
California .............     6.1   Kansas .................     0.7
Colorado ...............     3.2   Kentucky ...............     3.6
Connecticut ............     2.7   Maryland ...............     1.4
District of Columbia....     0.8   Massachusetts ..........     4.4
Florida ................     2.5   Michigan ...............     2.1
Georgia ................     2.1   Minnesota ..............     0.4
Hawaii .................     1.8   Missouri ...............     3.4



Nevada ..................     1.6%  South Carolina ............     3.9%
New Hampshire ...........     0.3   Tennessee .................     2.1
New Jersey ..............     3.1   Texas .....................     9.5
New Mexico ..............     0.5   Utah ......................     3.2
New York ................     7.5   Virginia ..................     1.1
North Carolina ..........     4.1   Washington ................     2.5
Ohio ....................     4.3   Wisconsin .................     0.7
Oregon ..................     0.2   Joint exemption* ..........    (0.7)
Pennsylvania ............     1.8                                  ----
Puerto Rico .............     1.7   Total .....................    99.1%
                                                                   ====

------------

*    Joint exemption has been included in each geographic location.

                       See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Financial Statements

Statement of Assets and Liabilities
December 31, 2002



Assets:
Investments in securities, at value
  (cost $1,411,548,035)..........................  $1,523,944,847
Cash ............................................          17,296
Receivable for:
     Interest ...................................      25,083,783
     Investments sold ...........................       1,931,450
     Shares of beneficial interest sold .........         778,255
Prepaid expenses and other assets ...............          52,006
                                                   --------------
   Total Assets .................................   1,551,807,637
                                                   --------------
Liabilities:
Payable for:
     Dividends and distributions to
        shareholders ............................       6,227,329
     Investment purchased .......................       5,464,918
     Shares of beneficial interest
        redeemed ................................         660,952
     Investment management fee ..................         539,567
     Distribution fee ...........................         158,646
Accrued expenses and other payables .............         308,601
                                                   --------------
   Total Liabilities ............................      13,360,013
                                                   --------------
     Net Assets .................................  $1,538,447,624
                                                   ==============
Composition of Net Assets:
Paid-in-capital .................................  $1,425,708,385
Net unrealized appreciation .....................     112,396,812
Dividends in excess of net investment
  income ........................................        (431,500)
Accumulated undistributed net realized
  gain ..........................................         773,927
                                                   --------------
   Net Assets ...................................  $1,538,447,624
                                                   ==============
Class A Shares:
Net Assets ......................................  $  120,658,608
Shares Outstanding (unlimited authorized,
  $.01 par value)................................      10,154,885
   Net Asset Value Per Share ....................  $        11.88
                                                   ==============
     Maximum Offering Price Per Share,
     (net asset value plus 4.44% of net
        asset value) ............................          $12.41
                                                           ======
Class B Shares:
Net Assets ......................................  $  235,357,734
Shares Outstanding (unlimited authorized,
  $.01 par value)................................      19,722,867
   Net Asset Value Per Share ....................          $11.93
                                                           ======
Class C Shares:
Net Assets ......................................  $   29,648,105
Shares Outstanding (unlimited authorized,
  $.01 par value)................................       2,491,218
   Net Asset Value Per Share ....................          $11.90
                                                           ======
Class D Shares:
Net Assets ......................................  $1,152,783,177
Shares Outstanding (unlimited authorized,
  $.01 par value)................................      97,059,258
   Net Asset Value Per Share ....................          $11.88
                                                           ======

Statement of Operations
For the year ended December 31, 2002



Net Investment Income:
Interest Income ...............................    $ 78,720,020
                                                   ------------
Expenses
Investment management fee .....................       6,041,228
Distribution fee (Class A shares) .............          68,576
Distribution fee (Class B shares) .............       1,313,774
Distribution fee (Class C shares) .............         155,765
Transfer agent fees and expenses ..............         706,778
Shareholder reports and notices ...............         118,749
Registration fees .............................          72,024
Professional fees .............................          61,517
Custodian fees ................................          60,569
Trustees' fees and expenses ...................          28,138
Other .........................................          65,911
                                                   ------------
   Total Expenses .............................       8,693,029

Less: expense offset ..........................         (60,300)
                                                   ------------
     Net Expenses .............................       8,632,729
                                                   ------------
     Net Investment Income ....................      70,087,291
                                                   ------------
Net Realized and Unrealized Gain:
Net realized gain .............................       8,090,590
Net change in unrealized appreciation .........      48,291,629
                                                   ------------
   Net Gain ...................................      56,382,219
                                                   ------------
Net Increase ..................................    $126,469,510
                                                   ============


                       See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Financial Statements continued

Statement of Changes in Net Assets




                                                                                 FOR THE YEAR         FOR THE YEAR
                                                                                    ENDED                 ENDED
                                                                              DECEMBER 31, 2002     DECEMBER 31, 2001
                                                                             -------------------   ------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income ....................................................     $   70,087,291        $   73,748,185
Net realized gain ........................................................          8,090,590            14,729,433
Net change in unrealized appreciation ....................................         48,291,629           (30,548,675)
                                                                               --------------        --------------
  Net Increase ...........................................................        126,469,510            57,928,943
                                                                               --------------        --------------
Dividends and Distributions to Shareholders from:
Net investment income
  Class A shares .........................................................         (1,788,839)           (1,254,363)
  Class B shares .........................................................         (9,447,499)           (8,231,300)
  Class C shares .........................................................           (929,364)             (623,141)
  Class D shares .........................................................        (57,919,499)          (62,820,874)

Net realized gain*
  Class A shares .........................................................           (624,930)             (226,211)
  Class B shares .........................................................         (1,480,545)           (1,675,552)
  Class C shares .........................................................           (177,816)             (134,866)
  Class D shares .........................................................         (7,487,752)           (9,992,484)
                                                                               --------------        --------------
  Total Dividends and Distributions ......................................        (79,856,244)          (84,958,791)
                                                                               --------------        --------------
Net increase from transactions in shares of beneficial interest ..........         58,795,650           416,883,986
                                                                               --------------        --------------
  Net Increase ...........................................................        105,408,916           389,854,138
Net Assets:
Beginning of period ......................................................      1,433,038,708         1,043,184,570
                                                                               --------------        --------------
End of Period
(Including dividends in excess of net investment income of $431,500 and
$502,585, respectively)...................................................     $1,538,447,624        $1,433,038,708
                                                                               ==============        ==============

----------

*    Includes short-term gains of

     Class A shares .......................................................... $       50,013        $       12,568
     Class B shares ..........................................................         97,264                93,088
     Class C shares ..........................................................         12,240                 7,493
     Class D shares ..........................................................        478,843               555,149
                                                                               --------------        --------------
       Total short-term gains ................................................ $      638,360        $      668,298
                                                                               ==============        ==============

                       See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Notes to Financial Statements [] December 31, 2002



1. Organization and Accounting Policies

Morgan Stanley Tax-Exempt Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital. The Fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and reorganized as a Massachusetts business trust on April 30, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

Morgan Stanley Tax-Exempt Securities Trust
Notes to Financial Statements [] December 31, 2002 continued



D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.


2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.325% to the portion of daily net assets exceeding $1.25 billion. Effective May 1, 2002, the Agreement was amended to reduce the annual rate to 0.30% of the portion of daily net assets exceeding $2.5 billion.


3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is

Morgan Stanley Tax-Exempt Securities Trust
Notes to Financial Statements [] December 31, 2002 continued



accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 0.60% of the average daily net assets of Class B; and (iii) Class C - up to 0.70% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $6,942,458 at December 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.70% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.18% and 0.70%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $500, $366,966 and $12,424, respectively and received $405,578 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 2002 aggregated $184,711,959 and $227,795,191, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $23,200.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 2002 included in Trustees' fees

Morgan Stanley Tax-Exempt Securities Trust
Notes to Financial Statements [] December 31, 2002 continued



and expenses in the Statement of Operations amounted to $15,913. At December 31, 2002, the Fund had an accrued pension liability of $122,342 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:



                                                                  FOR THE YEAR                     FOR THE YEAR
                                                                     ENDED                             ENDED
                                                               DECEMBER 31, 2002                 DECEMBER 31, 2001
                                                        -------------------------------- ---------------------------------
                                                             SHARES          AMOUNT            SHARES           AMOUNT
                                                        --------------- ----------------  --------------- -----------------
CLASS A SHARES
Sold ..................................................     7,617,423    $   89,539,965       9,079,007    $  106,404,463
Reinvestment of dividends and distributions ...........       126,463         1,492,518          72,684           849,252
Shares issued in connection with the acquisition of the
 Morgan Stanley Select Municipal Reinvestment Fund
 (See Note 10) ........................................     6,193,528        73,196,868               -                 -
Redeemed ..............................................    (6,128,267)      (71,987,138)     (8,658,058)     (101,626,375)
                                                           ----------    --------------      ----------    --------------
Net increase - Class A ................................     7,809,147        92,242,213         493,633         5,627,340
                                                           ----------    --------------      ----------    --------------
CLASS B SHARES
Sold ..................................................     7,363,472        86,955,912      12,357,534       146,088,789
Reinvestment of dividends and distributions ...........       465,106         5,489,292         425,915         4,995,569
Redeemed ..............................................    (5,439,491)      (64,199,912)     (8,799,577)     (104,075,933)
                                                           ----------    --------------      ----------    --------------
Net increase - Class B ................................     2,389,087        28,245,292       3,983,872        47,008,425
                                                           ----------    --------------      ----------    --------------
CLASS C SHARES
Sold ..................................................     2,498,384        29,369,636       3,003,253        35,407,606
Reinvestment of dividends and distributions ...........        62,523           736,937          46,554           544,567
Redeemed. .............................................    (1,480,576)      (17,373,619)     (2,625,832)      (30,951,538)
                                                           ----------    --------------      ----------    --------------
Net increase - Class C ................................     1,080,331        12,732,954         423,975         5,000,635
                                                           ----------    --------------      ----------    --------------
CLASS D SHARES
Sold ..................................................     5,241,723        61,748,259       1,685,751        19,857,745
Reinvestment of dividends and distributions ...........     2,768,369        32,495,282       3,040,733        35,527,928
Shares issued in connection with the acquisition of the
 Morgan Stanley Dean Witter Municipal Income Trusts
 (See Note 9) .........................................             -                 -      48,557,606       571,263,372
Redeemed ..............................................   (14,371,570)     (168,668,350)    (22,748,737)     (267,401,459)
                                                          -----------    --------------     -----------    --------------
Net increase (decrease) - Class D .....................    (6,361,478)      (74,424,809)     30,535,353       359,247,586
                                                          -----------    --------------     -----------    --------------
Net increase in Fund. .................................     4,917,087    $   58,795,650      35,436,833    $  416,883,986
                                                          ===========    ==============     ===========    ==============

6. Federal Income Tax Status

At December 31, 2002, the Fund had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged $35,894, paid-in-capital was credited $34,470 and dividends in excess of net investment income was credited $1,424.

Morgan Stanley Tax-Exempt Securities Trust
Notes to Financial Statements [] December 31, 2002 continued



7. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

8. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At December 31, 2002, the Fund held positions in residual interest bonds having a total value of $53,407,405, which represents 3.5% of the Fund's net assets.

9. Fund Acquisitions -- Morgan Stanley Dean Witter Municipal Income Trusts

On February 5, 2001, the Fund acquired all the net assets of Morgan Stanley Dean Witter Municipal Income Trust ("Municipal Income Trust "), Morgan Stanley Dean Witter Municipal Income Trust II ("Municipal Income Trust II") and Morgan Stanley Dean Witter Municipal Income Trust III ("Municipal Income Trust III") based on the respective valuations as of the close of business on February 2, 2001, pursuant to three reorganization plans approved by the shareholders of Municipal Income Trust, Municipal Income Trust II, and the Municipal Income Trust III on January 23, 2001. The acquisition was accomplished by a tax-free exchange of 23,262,313 Class D shares of the Fund at a net asset value of $11.76 per share for 27,577,097 shares of Municipal Income Trust; 20,497,846 Class D shares of the Fund at a net asset value of $11.76 per share for 24,299,866 shares of Municipal Income Trust II and 4,797,447 Class D shares of the Fund at a net asset value of $11.76 per share for 5,798,353 shares of Municipal Income Trust III. The net assets of the Fund and Municipal Income Trust, Municipal Income Trust II and the Municipal Income Trust III immediately before the acquisition were $1,046,560,521, $273,701,646, $241,157,858, and $56,403,868,
respectively, including unrealized appreciation of $11,327,506, $8,114,170, and $2,046,341 for Municipal Income Trust, Municipal Income Trust II and the Municipal Income Trust III, respectively. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,617,823,893.

10. Acquisition of Morgan Stanley Select Municipal Reinvestment Fund

On December 16, 2002, the Fund acquired all the net assets of the Morgan Stanley Select Municipal Reinvestment Fund ("Select Municipal Reinvestment") based on the respective valuations as of the close of business on December 13, 2002, pursuant to a plan of reorganization approved by the shareholders of Select Municipal Reinvestment on December 10, 2002. The acquisition was accomplished by a tax-free exchange of 6,193,528 Class A shares of the Fund at a net asset value of $11.82 per share for 6,047,876 shares of Select Municipal Reinvestment. The net assets of the Fund and Select Municipal Reinvestment immediately before the acquisition were $1,450,632,309 and $73,196,868, respectively, including unrealized appreciation of $4,483,887 for Select Municipal Reinvestment. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,523,829,177.

Morgan Stanley Tax-Exempt Securities Trust
Financial Highlights



Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:




                                                          FOR THE YEAR ENDED DECEMBER
                                                                      31,
                                                         -----------------------------
                                                             2002           2001
                                                         ------------ ----------------
Class A Shares

Selected Per Share Data:
Net asset value, beginning of period ...................   $  11.50      $   11.71
                                                           --------      ---------
Income (loss) from investment operations:
 Net investment income .................................       0.56           0.59
 Net realized and unrealized gain (loss) ...............       0.46          (0.12)
                                                           --------      ---------
Total income (loss) from investment operations .........       1.02           0.47
                                                           --------      ---------
Less dividends and distributions from:
 Net investment income .................................      (0.56)         (0.58)
 Net realized gain .....................................      (0.08)         (0.10)
                                                           --------      ---------
Total dividends and distributions ......................      (0.64)         (0.68)
                                                           --------      ---------
Net asset value, end of period .........................   $  11.88      $   11.50
                                                           ========      =========
Total Return+ .........................................       9.03%           4.05%

Ratios to Average Net Assets (2):
Expenses (before expense offset) .......................      0.67%           0.66%(1)
Net investment income ..................................      4.74%           4.97%

Supplemental Data:
Net assets, end of period, in thousands ................   $120,659      $  26,984
Portfolio turnover rate ................................         13%            17%



                                                               FOR THE YEAR ENDED DECEMBER 31,
                                                         -------------------------------------------
                                                             2000         1999            1998
                                                         ----------- -------------- ----------------
Class A Shares

Selected Per Share Data:
Net asset value, beginning of period ...................   $ 11.08    $ 12.02          $   12.09
                                                           -------    -------          ---------
Income (loss) from investment operations:
 Net investment income .................................     0.58        0.58               0.59
 Net realized and unrealized gain (loss) ...............     0.63       (0.91)              0.10
                                                           -------    -------          ---------
Total income (loss) from investment operations .........     1.21       (0.33)              0.69
                                                           -------    -------          ---------
Less dividends and distributions from:
 Net investment income .................................     (0.58)     (0.58)             (0.59)
 Net realized gain .....................................         -      (0.03)             (0.17)
                                                           -------    -------          ---------
Total dividends and distributions ......................     (0.58)     (0.61)             (0.76)
                                                           -------    -------          ---------
Net asset value, end of period .........................   $ 11.71    $ 11.08          $   12.02
                                                           =======    =======          =========
Total Return+ ..........................................     11.21%     (2.82)%             5.86%

Ratios to Average Net Assets(2):
Expenses (before expense offset) .......................      0.72%      0.64%(1)           0.74%(1)
Net investment income ..................................      5.14%      4.98%              4.88%

Supplemental Data:
Net assets, end of period, in thousands ................   $21,685   $ 17,198          $  15,041
Portfolio turnover rate ................................        17%        13%                15%

------------

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)  Does not reflect the effect of expense offset of 0.01%.


(2) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Financial Highlights continued


                                                          FOR THE YEAR ENDED DECEMBER
                                                                      31,
                                                         -----------------------------
                                                             2002           2001
                                                         ------------ ----------------
Class B Shares

Selected Per Share Data:
Net asset value, beginning of period ...................   $ 11.56       $   11.76
                                                           -------       ---------
Income (loss) from investment operations:
 Net investment income .................................      0.51            0.54
 Net realized and unrealized gain (loss) ...............      0.45           (0.11)
                                                           -------       ---------
Total income (loss) from investment operations .........      0.96            0.43
                                                           -------       ---------
Less dividends and distributions from:
 Net investment income .................................     (0.51)          (0.53)
 Net realized gain .....................................     (0.08)          (0.10)
                                                           -------       ---------
Total dividends and distributions ......................     (0.59)          (0.63)
                                                           -------       ---------
Net asset value, end of period .........................   $ 11.93       $   11.56
                                                           =======       =========
Total Return+ ..........................................       8.44%          3.68%

Ratios to Average Net Assets(2):
Expenses (before expense offset) .......................       1.09%          1.09%(1)
Net investment income ..................................       4.32%          4.54%

Supplemental Data:
Net assets, end of period, in thousands ................   $235,358      $ 200,293
Portfolio turnover rate ................................         13%            17%



                                                               FOR THE YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------
                                                             2000          1999            1998
                                                         ------------ -------------- ----------------
Class B Shares

Selected Per Share Data:
Net asset value, beginning of period ...................   $ 11.13      $  12.07        $   12.14
                                                           -------      --------        ---------
Income (loss) from investment operations:
 Net investment income .................................       0.54         0.53             0.55
 Net realized and unrealized gain (loss) ...............       0.63        (0.91)            0.10
                                                           --------     --------        ---------
Total income (loss) from investment operations .........       1.17        (0.38)            0.65
                                                           --------     --------        ---------
Less dividends and distributions from:
 Net investment income .................................      (0.54)       (0.53)           (0.55)
 Net realized gain .....................................         --        (0.03)           (0.17)
                                                           --------     --------        ---------
Total dividends and distributions ......................      (0.54)       (0.56)           (0.72)
                                                           --------     --------        ---------
Net asset value, end of period .........................   $  11.76     $  11.13        $   12.07
                                                           ========     ========        =========
Total Return+ ..........................................      10.75%       (3.25)%           5.47%

Ratios to Average Net Assets(2):
Expenses (before expense offset) .......................       1.11%        1.11%(1)         1.10%(1)
Net investment income ..................................       4.75%        4.51%            4.52%

Supplemental Data:
Net assets, end of period, in thousands ................   $156,972     $139,786        $ 132,303
Portfolio turnover rate ................................         17%          13%              15%

------------

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)  Does not reflect the effect of expense offset of 0.01%.

(2) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Financial Highlights continued


                                                                             FOR THE YEAR ENDED DECEMBER 31,
                                                         ------------------------------------------------------------------------
                                                             2002          2001           2000         1999            1998
                                                         ----------- ---------------- ----------- -------------- ----------------
Class C Shares

Selected Per Share Data:
Net asset value, beginning of period ...................   $ 11.53      $  11.73        $ 11.10     $ 12.04         $  12.11
                                                           -------      --------        -------     -------         --------
Income (loss) from investment operations:
 Net investment income .................................      0.50          0.52          0.52         0.51             0.53
 Net realized and unrealized gain (loss) ...............      0.44         (0.10)         0.63        (0.91)            0.10
                                                           -------      --------        -------     -------         --------
Total income (loss) from investment operations .........      0.94          0.42          1.15        (0.40)            0.63
                                                           -------      --------        -------     -------         --------
Less dividends and distributions from:
 Net investment income .................................     (0.49)        (0.52)         (0.52)      (0.51)           (0.53)
 Net realized gain .....................................     (0.08)        (0.10)            --       (0.03)           (0.17)
                                                           -------      --------        -------     -------         --------
Total dividends and distributions ......................     (0.57)        (0.62)         (0.52)      (0.54)           (0.70)
                                                           -------      --------        -------     -------         --------
Net asset value, end of period .........................   $ 11.90      $  11.53        $ 11.73     $ 11.10         $  12.04
                                                           =======      ========        =======     =======         ========
Total Return+ ..........................................      8.34%         3.58%         10.66%      (3.37)%           5.36%

Ratios to Average Net Assets(2):
Expenses (before expense offset) .......................      1.19%         1.19%(1)       1.21%       1.21%(1)         1.20%(1)
Net investment income ..................................      4.22%         4.44%          4.65%       4.41%            4.34%

Supplemental Data:
Net assets, end of period, in thousands ................   $29,648      $ 16,270        $11,578     $10,025          $ 7,599
Portfolio turnover rate ................................        13%           17%            17%         13%              15%

------------

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)  Does not reflect the effect of expense offset of 0.01%.

(2) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Financial Highlights continued



                                                         FOR THE YEAR ENDED DECEMBER 31,
                                                         --------------------------------
                                                              2002             2001
                                                         -------------- -----------------
Class D Shares

Selected Per Share Data:
Net asset value, beginning of period ...................   $    11.50       $    11.70
                                                           ----------       ----------
Income (loss) from investment operations:
 Net investment income .................................         0.58             0.61
 Net realized and unrealized gain (loss) ...............         0.46            (0.11)
                                                           ----------       ----------
Total income (loss) from investment operations .........         1.04             0.50
                                                           ----------       ----------
Less dividends and distributions from:
 Net investment income .................................        (0.58)           (0.60)
 Net realized gain .....................................        (0.08)           (0.10)
                                                           ----------       ----------
Total dividends and distributions ......................        (0.66)           (0.70)
                                                           ----------       ----------
Net asset value, end of period .........................   $    11.88       $    11.50
                                                           ==========       ==========
Total Return+ .........................................          9.21%            4.31%

Ratios to Average Net Assets(2):
Expenses (before expense offset) .......................         0.49%            0.49%(1)
Net investment income ..................................         4.92%            5.14%

Supplemental Data:
Net assets, end of period, in thousands ................   $1,152,783       $1,189,492
Portfolio turnover rate ................................           13%              17%



                                                               FOR THE YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------
                                                             2000          1999            1998
                                                         ------------ -------------- ----------------
Class D Shares

Selected Per Share Data:
Net asset value, beginning of period ...................   $  11.07     $   12.01        $     12.08
                                                           --------     ---------        -----------
Income (loss) from investment operations:
 Net investment income .................................       0.60          0.59               0.62
 Net realized and unrealized gain (loss) ...............       0.63         (0.91)              0.10
                                                           --------     ---------        -----------
Total income (loss) from investment operations .........       1.23         (0.32)              0.72
                                                           --------     ---------        -----------
Less dividends and distributions from:
 Net investment income .................................      (0.60)        (0.59)            ( 0.62)
 Net realized gain .....................................         --         (0.03)            ( 0.17)
                                                           --------     ---------        -----------
Total dividends and distributions ......................      (0.60)        (0.62)            ( 0.79)
                                                           --------     ---------        -----------
Net asset value, end of period .........................   $  11.70     $   11.07        $     12.01
                                                           ========     =========        ===========
Total Return+ ..........................................      11.44%      (2.71)%               6.11%

Ratios to Average Net Assets(2):
Expenses (before expense offset) .......................       0.51%       0.51%(1)             0.50%(1)
Net investment income ..................................       5.35%       5.11%                5.12%

Supplemental Data:
Net assets, end of period, in thousands ................   $852,950     $853,216         $ 1,023,246
Portfolio turnover rate ................................         17%          13%                 15%

------------

+ Calculated based on the net asset value as of the last business day of the period.

(1)  Does not reflect the effect of expense offset of 0.01%.

(2) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Independent Auditors' Report




To the Shareholders and Board of Trustees of Morgan Stanley Tax-Exempt Securities Trust:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley Tax-Exempt Securities Trust (the "Fund"), including the portfolio of investments, as of December 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Tax-Exempt Securities Trust as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
February 18, 2003

--------------------------------------------------------------------------------
                      2002 Federal Tax Notice (unaudited)

         During the year ended December 31, 2002, the Fund paid to its shareholders the following per share amounts from the sources indicated below:


                                  CLASS A     CLASS B     CLASS C      CLASS D
                                 ---------   ---------   ---------   ----------
     Tax-Exempt Income            $ 0.56      $ 0.51      $ 0.49       $ 0.58
     Long-Term Capital Gains      $ 0.07      $ 0.07      $ 0.07       $ 0.07

--------------------------------------------------------------------------------

Morgan Stanley Tax-Exempt Securities Trust
Trustee and Officer Information




Independent Trustees:


                                                         Term of
                                                       Office and
                                       Position(s)      Length of
       Name, Age and Address of         Held with         Time
         Independent Trustee            Registrant       Served*
------------------------------------- ------------- ----------------
Michael Bozic (61)                    Trustee       Since
c/o Mayer, Brown, Rowe & Maw                        April 1994
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (70)                    Trustee       Since
c/o Summit Ventures LLC                             January 1993
1 Utah Center
201 S. Main Street
Salt Lake City, UT

Wayne E. Hedien (68)                  Trustee       Since
c/o Mayer, Brown, Rowe & Maw                        September 1997
Counsel to the Independent Trustees
1675 Broadway
New York, NY



                                                                                          Number of
                                                                                        Portfolios in
                                                                                            Fund
                                                                                           Complex
       Name, Age and Address of                                                           Overseen
         Independent Trustee             Principal Occupation(s) During Past 5 Years    by Trustee**
------------------------------------- ------------------------------------------------ --------------
Michael Bozic (61)                    Retired; Director or Trustee of the Morgan       129
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly Vice Chairman of Kmart Corporation
1675 Broadway                         (December 1998-October 2000), Chairman and
New York, NY                          Chief Executive Officer of Levitz Furniture
                                      Corporation (November 1995-November 1998)
                                      and President and Chief Executive Officer of
                                      Hills Department Stores (May 1991-July 1995);
                                      formerly variously Chairman, Chief Executive
                                      Officer, President and Chief Operating Officer
                                      (1987-1991) of the Sears Merchandise Group
                                      of Sears, Roebuck & Co.

Edwin J. Garn (70)                    Director or Trustee of the Morgan Stanley        129
c/o Summit Ventures LLC               Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                         United States Senator (R-Utah) (1974-1992)
201 S. Main Street                    and Chairman, Senate Banking Committee
Salt Lake City, UT                    (1980-1986); formerly Mayor of Salt Lake City,
                                      Utah (1971-1974); formerly Astronaut, Space
                                      Shuttle Discovery (April 12-19, 1985); Vice
                                      Chairman, Huntsman Corporation (chemical
                                      company); member of the Utah Regional
                                      Advisory Board of Pacific Corp.

Wayne E. Hedien (68)                  Retired; Director or Trustee of the Morgan       129
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly associated with the Allstate
1675 Broadway                         Companies (1966-1994), most recently as
New York, NY                          Chairman of The Allstate Corporation
                                      (March 1993-December 1994) and Chairman
                                      and Chief Executive Officer of its wholly-owned
                                      subsidiary, Allstate Insurance Company
                                      (July 1989-December 1994).



       Name, Age and Address of
         Independent Trustee                 Other Directorships Held by Trustee
------------------------------------- ------------------------------------------------
Michael Bozic (61)                    Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe & Maw
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (70)                    Director of Franklin Covey (time management
c/o Summit Ventures LLC               systems), BMW Bank of North America, Inc.
1 Utah Center                         (industrial loan corporation), United Space
201 S. Main Street                    Alliance (joint venture between Lockheed Martin
Salt Lake City, UT                    and the Boeing Company) and Nuskin Asia
                                      Pacific (multilevel marketing); member of the
                                      board of various civic and charitable
                                      organizations.

Wayne E. Hedien (68)                  Director of The PMI Group Inc. (private
c/o Mayer, Brown, Rowe & Maw          mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees   Chairman of The Field Museum of Natural
1675 Broadway                         History; director of various other business and
New York, NY                          charitable organizations.

Morgan Stanley Tax-Exempt Securities Trust
Trustee and Officer Information continued


                                                         Term of
                                                       Office and
                                         Position(s)    Length of
        Name, Age and Address of          Held with       Time
          Independent Trustee             Registrant     Served*
--------------------------------------- ------------- ------------
Dr. Manuel H. Johnson (53)              Trustee       Since
c/o Johnson Smick International, Inc.                 July 1991
1133 Connecticut Avenue, N.W.
Washington, D.C.

Michael E. Nugent (66)                  Trustee       Since
c/o Triumph Capital, L.P.                             July 1991
237 Park Avenue
New York, NY



                                                                                            Number of
                                                                                          Portfolios in
                                                                                              Fund
                                                                                             Complex
        Name, Age and Address of                                                            Overseen
          Independent Trustee              Principal Occupation(s) During Past 5 Years    by Trustee**
--------------------------------------- ------------------------------------------------ --------------
Dr. Manuel H. Johnson (53)              Chairman of the Audit Committee and Director     129
c/o Johnson Smick International, Inc.   or Trustee of the Morgan Stanley Funds and the
1133 Connecticut Avenue, N.W.           TCW/DW Term Trusts; Senior Partner, Johnson
Washington, D.C.                        Smick International, Inc., a consulting firm;
                                        Co-Chairman and a founder of the Group of
                                        Seven Council (G7C), an international economic
                                        commission; formerly Vice Chairman of the
                                        Board of Governors of the Federal Reserve
                                        System and Assistant Secretary of the U.S.
                                        Treasury.

Michael E. Nugent (66)                  Chairman of the Insurance Committee and          207
c/o Triumph Capital, L.P.               Director or Trustee of the Morgan Stanley
237 Park Avenue                         Funds and the TCW/DW Term Trusts; director/
New York, NY                            trustee of various investment companies
                                        managed by Morgan Stanley Investment
                                        Management Inc. and Morgan Stanley
                                        Investments LP (since July 2001); General
                                        Partner, Triumph Capital, L.P., a private
                                        investment partnership; formerly Vice
                                        President, Bankers Trust Company and BT
                                        Capital Corporation (1984-1988).



        Name, Age and Address of
          Independent Trustee                 Other Directorships Held by Trustee
--------------------------------------- ----------------------------------------------
Dr. Manuel H. Johnson (53)              Director of NVR, Inc. (home construction);
c/o Johnson Smick International, Inc.   Chairman and Trustee of the Financial
1133 Connecticut Avenue, N.W.           Accounting Foundation (oversight organization
Washington, D.C.                        of the Financial Accounting Standards Board).

Michael E. Nugent (66)                  Director of various business organizations.
c/o Triumph Capital, L.P.
237 Park Avenue
New York, NY

Morgan Stanley Tax-Exempt Securities Trust
Trustee and Officer Information continued





Interested Trustees:


                                                          Term of
                                                        Office and
                                     Position(s)         Length of
   Name, Age and Address of           Held with            Time
      Interested Trustee              Registrant          Served*
------------------------------ ----------------------- ------------
Charles A. Fiumefreddo (69)    Chairman of the Board   Since
c/o Morgan Stanley Trust       and Trustee             July 1991
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          Trustee                 Since
c/o Morgan Stanley Trust                               June 2000
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (59)         Trustee                 Since
1585 Broadway                                          April 1994
New York, NY



                                                                                    Number of
                                                                                  Portfolios in
                                                                                      Fund
                                                                                     Complex
   Name, Age and Address of                                                         Overseen
      Interested Trustee          Principal Occupation(s) During Past 5 Years     by Trustee**
------------------------------ ------------------------------------------------- --------------
Charles A. Fiumefreddo (69)    Chairman and Director or Trustee of the           129
c/o Morgan Stanley Trust       Morgan Stanley Funds and the TCW/DW Term
Harborside Financial Center,   Trusts; formerly Chairman, Chief Executive
Plaza Two,                     Officer and Director of the Investment Manager,
Jersey City, NJ                the Distributor and Morgan Stanley Services,
                               Executive Vice President and Director of
                               Morgan Stanley DW, Chairman and Director of
                               the Transfer Agent, and Director and/or officer
                               of various Morgan Stanley subsidiaries (until
                               June 1998) and Chief Executive Officer of the
                               Morgan Stanley Funds and the TCW/DW Term
                               Trusts (until September 2002).

James F. Higgins (54)          Senior Advisor of Morgan Stanley (since           129
c/o Morgan Stanley Trust       August 2000); Director of the Distributor and
Harborside Financial Center,   Dean Witter Realty Inc.; Director or Trustee of
Plaza Two,                     the Morgan Stanley Funds and the TCW/DW
Jersey City, NJ                Term Trusts (since June 2000); previously
                               President and Chief Operating Officer of the
                               Private Client Group of Morgan Stanley
                               (May 1999-August 2000), President and Chief
                               Operating Officer of Individual Securities of
                               Morgan Stanley (February 1997-May 1999).

Philip J. Purcell (59)         Director or Trustee of the Morgan Stanley         129
1585 Broadway                  Funds and the TCW/DW Term Trusts; Chairman
New York, NY                   of the Board of Directors and Chief Executive
                               Officer of Morgan Stanley and Morgan Stanley
                               DW; Director of the Distributor; Chairman of the
                               Board of Directors and Chief Executive Officer
                               of Novus Credit Services Inc.; Director and/or
                               officer of various Morgan Stanley subsidiaries.



   Name, Age and Address of
      Interested Trustee            Other Directorships Held by Trustee
------------------------------ --------------------------------------------
Charles A. Fiumefreddo (69)    None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (59)         Director of American Airlines, Inc. and its
1585 Broadway                  parent company, AMR Corporation.
New York, NY

------------

* Each Trustee serves an indefinite term, until his or her successor is elected.

** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley Tax-Exempt Securities Trust
Trustee and Officer Information continued




Officers:


                                                        Term of
                                                       Office and
                                   Position(s)         Length of
   Name, Age and Address of         Held with             Time
       Executive Officer            Registrant          Served*                Principal Occupations During Past 5 Years
------------------------------ ------------------- -----------------       --------------------------------------------------------
Mitchell M. Merin (49)         President and       President since            President and Chief Operating Officer of
1221 Avenue of the Americas    Chief Executive     May 1999 and               Morgan Stanley Investment Management (since
New York, NY                   Officer             Chief Executive            December 1998); President, Director (since
                                                   Officer since              April 1997) and Chief Executive Officer
                                                   September 2002             (since June 1998) of the Investment Manager
                                                                              and Morgan Stanley Services; Chairman, Chief
                                                                              Executive Officer and Director of the
                                                                              Distributor (since June 1998); Chairman
                                                                              (since June 1998) and Director (since
                                                                              January 1998) of the Transfer Agent;
                                                                              Director of various Morgan Stanley
                                                                              subsidiaries; President (since May 1999) and
                                                                              Chief Executive Officer (since September
                                                                              2002) of the Morgan Stanley Funds and TCW/DW
                                                                              Term Trusts; Trustee of various Van Kampen
                                                                              investment companies (since December 1999);
                                                                              previously Chief Strategic Officer of the
                                                                              Investment Manager and Morgan Stanley
                                                                              Services and Executive Vice President of the
                                                                              Distributor (April 1997-June 1998), Vice
                                                                              President of the Morgan Stanley Funds (May
                                                                              1997-April 1999), and Executive Vice
                                                                              President of Morgan Stanley.

Barry Fink (47)                Vice President,     Since                      General Counsel (since May 2000) and
1221 Avenue of the Americas    Secretary and       February 1997              Managing Director (since December 2000) of
New York, NY                   General Counsel                                Morgan Stanley Investment Management;
                                                                              Managing Director (since December 2000), and
                                                                              Secretary and General Counsel (since
                                                                              February 1997) snd Director (since July
                                                                              1998) of the Investment Manager and Morgan
                                                                              Stanley Services; Assistant Secretary of
                                                                              Morgan Stanley DW; Vice President, Secretary
                                                                              and General Counsel of the Morgan Stanley
                                                                              Funds and TCW/DW Term Trusts (since February
                                                                              1997); Vice President and Secretary of the
                                                                              Distributor; previously, Senior Vice
                                                                              President, Assistant Secretary and Assistant
                                                                              General Counsel of the Investment Manager
                                                                              and Morgan Stanley Services.

Thomas F. Caloia (56)          Treasurer           Since                      Executive Director (since December 2002) and
c/o Morgan Stanley Trust                           April 1989                 Assistant Treasurer of the Investment
Harborside Financial Center,                                                  Manager, the Distributor and Morgan Stanley
Plaza Two,                                                                    Services; previously, First Vice President
Jersey City, NJ                                                               of the Investment Manager, the Distributor
                                                                              and Morgan Stanley Services; Treasurer of
                                                                              the Morgan Stanley Funds.

Ronald E. Robison (63)         Vice President      Since                      Managing Director, Chief Administrative
1221 Avenue of the Americas                        October 1998               Officer and Director (since February 1999)
New York, NY                                                                  of the Invesment Manager and Morgan Stanley
                                                                              Services and Chief Executive Officer and
                                                                              Director of the Transfer Agent; previously
                                                                              Managing Director of the TCW Group Inc.

Joseph J. McAlinden (59)       Vice President      Since                      Managing Director and Chief Investment
1221 Avenue of the Americas                        July 1995                  Officer of the Investment Manager, Morgan
New York, NY                                                                  Stanley Investment Management Inc. and
                                                                              Morgan Stanley Investments LP; Director of
                                                                              the Transfer Agent; Chief Investment Officer
                                                                              of the Van Kampen Funds.

Francis Smith (37)             Vice President      Since                      Vice President and Chief Financial Officer
c/o Morgan Stanley Trust       and Chief           September 2002             of the Morgan Stanley Funds and the TCW/DW
Harborside Financial Center,   Financial Officer                              Term Trusts (since September 2002);
Plaza Two,                                                                    Executive Director of the Investment Manager
Jersey City, NJ                                                               and Morgan Stanley Services (since December
                                                                              2001); previously Vice President of the
                                                                              Investment Manager and Morgan Stanley
                                                                              Services (August 2000-November 2001), Senior
                                                                              Manager at PriceWaterhouseCoopers LLP
                                                                              (January 1998-August 2000) and
                                                                              Associate-Fund Administration at BlackRock
                                                                              Financial Management (July 1996-December
                                                                              1997).

------------

* Each Officer serves an indefinite term, until his or her successor is elected.

                                                           [MORGAN STANLEY LOGO]

                                                               [GRAPHIC OMITTED]


                                                        Morgan Stanley
                                                        Tax-Exempt
                                                        Securities Trust

                                                        Annual Report
                                                        December 31, 2002
                                                        ------------------------

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell


OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer


TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]

37950RPT-9862A03-AP-1/03